Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2013	2014
	RMB	RMB

Prepaid commission to matchmaking service agencies	6,172	45,915
Prepaid expenses-other	6,659	7,235
Advances to employees	2,761	4,014
Interest receivables	4,782	2,417
Rental and other deposits	2,781	3,653
Inventory	—	1,553
Others	540	1,714
	23,695	66,501